Subsequent Events (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 ASYM Purchase Agreement [Member]	Jul. 03, 2012 ASYM Management Agreement [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] ASYM Management Agreement [Member]	Dec. 31, 2012 Subsequent Event [Member] Debt Exchange [Member]	Dec. 31, 2012 Subsequent Event [Member] Maximum [Member]	Dec. 31, 2012 Subsequent Event [Member] Transaction One [Member]	Dec. 31, 2012 Subsequent Event [Member] Transaction Two [Member]
Stock issued for cash (shares)									75,000	166,667
Stock issued for cash									$ 4,500	$ 10,000
Stock issued for note conversion (shares)	1,090,902				235,515
Stock issued upon conversion	4,363,611				10,000
Monthly management fee			12,000			20,000
Management fee owed						47,000
Warrant exercise price	$ 0.40			$ 0.010		$ 0.01
Royalty percentage		3.00%				3.00%
Waiver fee		25,000				25,000
Committed amount of shares to be purchased					5,000,000
Percent of average daily trading volume								300.00%
Purchase price percentage					90.00%
Restricted stock value for committment fee					150,000
Percent of Total Committment under the Purchase Agreement paid					3.00%
Restricted stock (shares)					1,764,706
Equity Issuance, Per Share Amount					$ 0.085		$ 0.00004
Attorney fees and expenses					15,000
Penalty fee percentage of purchase price					2.00%
Beneficial ownership percentage					4.99%
Additional price discount rate							8.00%
Convertible debt outstanding							$ 140,000
Debt Instrument, Interest Rate, Stated Percentage							12.00%
Prepayment mark-up percentage							150.00%